Taxation - Summary of Recovery of Deferred Income Tax (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
to be recovered after more than 12 months	¥ 44	¥ 26
to be recovered within 12 months	79	79
Net deferred tax assets	123	105
to be recovered after more than 12 months	284	250
to be recovered within 12 months	70	54
Net deferred liabilities	¥ 354	¥ 304